Offerings - Offering: 1	Dec. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	5,075,000
Proposed Maximum Offering Price per Unit | shares	72.57
Maximum Aggregate Offering Price | $	$ 368,292,750
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 56,385.62
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares of common stock, $0.01 par value per share (the “Common Stock”) that may be offered or sold pursuant to the Henry Schein, Inc. 2023
Non-Employee
Director Stock Incentive Plan (the “2023
Non-Employee
Director Plan”) and the Henry Schein, Inc. 2024 Stock Incentive Plan (the “2024 Plan”) which may become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged, as provided in the 2023
Non-Employee
Director Plan or the 2024 Plan.

(2)
The proposed maximum offering price per unit and the maximum aggregate offering prices in Table 1 above are estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of Common Stock as reported on the Nasdaq Global Select Market on December 6, 2024, which is a date within five business days prior to filing.